Property, plant and equipment (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	₨ 97,761
Impairment	6,038
Less: Impairment of Capital-work-in-progress	(144)	[1]		₨ (1)	[2]
Ending Balance	115,930		$ 1,236	97,761
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	165,542			155,679
Additions	41,243			22,109
Disposals	(5,095)			(12,045)	[2]
Effect of changes in foreign exchange rates	2,696			(201)
Ending Balance	204,386			165,542
Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	92,618			93,255
Depreciation for the year	12,770			10,505
Impairment	1,211	[1]		3	[2]
Disposals	(4,513)	[1]		(11,024)	[2]
Effect of changes in foreign exchange rates	1,636			(121)
Ending Balance	103,722			92,618
Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	72,924			62,424
Ending Balance	100,664			72,924
Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	24,838
Ending Balance	15,409			24,838
Land [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,243			4,309
Additions	0			85
Disposals	0			(133)	[2]
Effect of changes in foreign exchange rates	103			(18)
Ending Balance	4,346			4,243
Land [Member] | Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0			70
Depreciation for the year	0			0
Impairment	35	[1]		0	[2]
Disposals	0	[1]		(73)	[2]
Effect of changes in foreign exchange rates	2			3
Ending Balance	37			0
Land [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,243			4,239
Ending Balance	4,309			4,243
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	34,653			33,032
Additions	12,499			4,972
Disposals	(2,960)			(3,502)	[2]
Effect of changes in foreign exchange rates	648			151
Ending Balance	44,840			34,653
Buildings [member] | Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	14,531			15,654
Depreciation for the year	2,619			2,114
Impairment	375	[1]		0	[2]
Disposals	(2,462)	[1]		(3,323)	[2]
Effect of changes in foreign exchange rates	297			86
Ending Balance	15,360			14,531
Buildings [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	20,122			17,378
Ending Balance	29,480			20,122
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	115,542			107,701
Additions	26,270			14,396
Disposals	(1,316)			(6,092)	[2]
Effect of changes in foreign exchange rates	1,493			(463)
Ending Balance	141,989			115,542
Plant and equipment [member] | Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	70,779			70,064
Depreciation for the year	8,446			6,956
Impairment	716	[1]		3	[2]
Disposals	(1,312)	[1]		(6,000)	[2]
Effect of changes in foreign exchange rates	1,175			(244)
Ending Balance	79,704			70,779
Plant and equipment [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	44,763			37,637
Ending Balance	62,285			44,763
Furniture, fixtures and office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	8,241			8,369
Additions	1,289			1,583
Disposals	(264)			(1,720)	[2]
Effect of changes in foreign exchange rates	209			9
Ending Balance	9,475			8,241
Furniture, fixtures and office equipment [member] | Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,193			6,456
Depreciation for the year	1,090			1,012
Impairment	85	[1]		0	[2]
Disposals	(265)	[1]		(1,283)	[2]
Effect of changes in foreign exchange rates	175			8
Ending Balance	7,278			6,193
Furniture, fixtures and office equipment [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,048			1,913
Ending Balance	2,197			2,048
Vehicles [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,863			2,268
Additions	1,185			1,073
Disposals	(555)			(598)	[2]
Effect of changes in foreign exchange rates	243			120
Ending Balance	3,736			2,863
Vehicles [Member] | Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,115			1,011
Depreciation for the year	615			423
Impairment	0	[1]		0	[2]
Disposals	(474)	[1]		(345)	[2]
Effect of changes in foreign exchange rates	87			26
Ending Balance	1,343			1,115
Vehicles [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,748			1,257
Ending Balance	₨ 2,393			₨ 1,748

[1]	Impairment losses recorded for the year ended March 31, 2026 include the following: a. Consequent to certain technical challenges in product development, the Company discontinued development of conjugated estrogen at its site in Middleburgh, New York and recorded an impairment loss of Rs.535 in the Company’s Global Generics segment representing the full carrying value of the property, plant and equipment at this site. In addition, the Company recorded the following impacts in the consolidated income statements: - Inventory related provisions of Rs.260; - Other development program related wind down costs of Rs.129; and - Gain recognized under Other Income, net from the write back of liabilities no longer required of Rs.877. b. During the year ended March 31, 2026, the Company has decided to discontinue certain of its research and development programs associated with its Chimeric Antigen Receptor T-cell (CAR-T) therapy portfolio in light of the current development status and recent clinical trial outcomes. Consequent to this decision, the Company has recognized a net loss of Rs.885 relating to property, plant and equipment (including Capital-work-in-progress and Right-of-use assets) in the Company's Global Generic segment. In addition, the Company recorded the following impacts in the consolidated income statements: - Impairment of intangible assets Rs.406; and - Other development program related wind down costs under Selling, general and administrative expenses of Rs.59.
[2]	This represents the impairment loss recognized on additions made during the year in respect of the Company’s subsidiary, Dr. Reddy’s Laboratories Louisiana, LLC, as the recoverable amount remained lower than the carrying amount. The subsidiary had been fully impaired during the previous year ended March 31, 2022.